CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Class A ordinary shares
ADS ratio	650	650	650
Cost of revenue
Share-based compensation expense	$ 20,456	$ 21,434	$ (22,682)
General and administrative expenses
Share-based compensation expense	53,290	512,837	1,237,663
Research and development expenses
Share-based compensation expense	60,297	180,355	545,673
Sales and marketing expenses
Share-based compensation expense	$ 517	$ (10,061)	$ 59,974